Invested Assets and Investment Income - Additional Information (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [Line Items]
Fair value of securitized assets	$ 750,271,000,000	$ 729,533,000,000
Fair value of securitized liabilities	703,120,000,000	687,370,000,000
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	0
Segregated funds [Member]
Disclosure of fair value measurement of assets [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	0	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	2,000,000	5,000,000
Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Profit (loss) from associates and joint ventures	369,000,000	291,000,000
Dividends received from associates and joint ventures	13,000,000	14,000,000
Securitized assets [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Fair value of securitized assets	3,843,000,000	3,533,000,000
Fair value of securitized liabilities	$ 3,756,000,000	$ 3,503,000,000